PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
11.	PROPERTY, PLANT AND EQUIPMENT

The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Others	Total
Cost:
At January 1, 2021	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Additions	59,524	886	-	479	3,228	-	1,329	65,446
Construction in progress transferred in	(27,097)	-	-	6,133	936	19,646	382	-
Disposals	(2,211)	-	-	(21)	(871)	(147)	(185)	(3,435)
At December 31, 2021	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Accumulated depreciation:
At January 1, 2021	-	(1,288)	-	(1,193)	(703)	(10,418)	(556)	(14,158)
Charge for the year	-	(1,100)	-	(1,235)	(793)	(10,805)	(501)	(14,434)
Disposals	-	-	-	1	462	112	96	671
At December 31, 2021	-	(2,388)	-	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Impairment:
At January 1, 2021	(2,211)	-	-	-	-	-	-	(2,211)
Disposals	2,211	-	-	-	-	-	-	2,211
At December 31, 2021	-	-	-	-	-	-	-	-
Net book value:
At December 31, 2021	33,589	21,061	484	13,307	4,301	27,314	2,561	102,617
Cost:
At January 1, 2022	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Additions	54,107	-	-	1,228	4,681	2,431	4,295	66,742
Additions related to asset acquisition (See Note 5)	-	-	-	-	1	-	14	15
Construction in progress transferred in	(71,184)	-	-	16,132	794	53,661	597	-
Disposals	-	-	-	(222)	(187)	-	-	(409)
At December 31, 2022	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Accumulated depreciation:
At January 1, 2022	-	(2,388)	-	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Charge for the year	-	(1,137)	-	(4,392)	(1,532)	(21,892)	(1,485)	(30,438)
Disposals	-	-	-	16	93	-	-	109
At December 31, 2022	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Net book value:
At December 31, 2022	16,512	19,924	484	26,069	8,151	61,514	5,982	138,636
Cost:
At January 1, 2023	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Additions	49,421	-	1,574	459	3,789	876	88	56,207
Construction in progress transferred in	(35,838)	3,915	-	15,476	909	12,424	3,114	-
Disposals	-	-	-	(69)	(36)	(9)	(50)	(164)
At December 31, 2023	30,095	27,364	2,058	48,738	15,286	117,808	11,580	252,929
Accumulated depreciation:
At January 1, 2023	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Charge for the year	-	(1,106)	-	(6,678)	(1,994)	(27,978)	(2,143)	(39,899)
Disposals	-	-	-	19	18	3	40	80
At December 31, 2023	-	(4,631)	-	(13,462)	(4,449)	(70,978)	(4,549)	(98,069)
Net book value:
At December 31, 2023	30,095	22,733	2,058	35,276	10,837	46,830	7,031	154,860

Construction in progress primarily represents the construction of mining datacenters.

The Group had entered into contractual commitments, which was not recognized in payables, for the acquisition of property, plant and equipment amounting to approximately US$7.5 million and US$5.4 million as of December 31, 2023 and 2022, respectively.

For the period from January 1, 2021 to January 26, 2021, approximately US$0.02 million of depreciation expense was allocated to Bitmain and included in changes in invested capital.